Commitments and Contingencies	12 Months Ended
Mar. 02, 2013
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

(a)	Credit facility

On September 25, 2012, the Company replaced its existing $500 million senior unsecured revolving credit facility with a syndicate of commercial banks with a $500 million senior secured revolving credit facility (the “Facility”) for working capital and general corporate purposes with the same syndicate. The Facility, which is subject to certain financial covenants, expires on September 6, 2013, is secured by accounts receivable and inventory of the Company and certain of its subsidiaries. The Company has provided collateral of approximately $6 million for its outstanding letters of credit as of March 2, 2013. The collateral is held with one of the Company’s banking partners and is recorded within short-term investments.

(b)	Lease commitments

The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending
2014	$67
2015	43
2016	36
2017	31
2018	29
Thereafter	46

$252

For the year ended March 2, 2013, the Company incurred rental expense of $91 million (March 3, 2012 - $91 million; February 26, 2011 - $68 million).

(c)	Litigation

The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company is subject to a variety of claims (including claims related to patent infringement, purported class actions and other claims in the normal course of business) and may be subject to additional claims either directly or through indemnities against claims that it provides to certain of its partners and customers. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been and will likely continue to be necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether claims against the Company have merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects that are described in greater detail under “Risk Factors – Risks Related to Intellectual Property” and “Risk Factors - Risks Related to the Company’s Business and its Industry - The Company is subject to general commercial litigation, class action and other litigation claims as part of its operations, and it could suffer significant litigation expenses in defending these claims and could be subject to significant damage awards or other remedies” in the Company’s unaudited Annual Information Form for the fiscal year ended March 3, 2013, which is included in the Company’s Annual Report on Form 40-F.

Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where it is considered probable for a material exposure to result and where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

Additional lawsuits and claims, including purported class actions and derivative actions, may be filed or made based upon the Company’s historical stock option granting practices. Management assesses such claims and where considered likely to result in a material exposure and, where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.

See the “Legal Proceedings and Regulatory Action” section of the Company’s unaudited Annual Information Form for additional unaudited information regarding the Company’s legal proceedings, which is included in the Company’s Annual Report on Form 40-F and “Legal Proceedings” in the unaudited Management’s Discussion and Analysis of financial condition and results of operations for fiscal 2013.

(d)	Concentrations in certain areas of the Company’s business

The Company attempts to ensure that most components essential to the Company’s business are generally available from multiple sources, however certain components are currently obtained from limited sources within a competitive market which subjects the Company to significant supply, availability and pricing risks. Many components are at times subject to industry-wide shortages and significant commodity pricing fluctuations including those that are available from multiple sources. In addition, the Company has entered into various agreements for the supply of components, the manufacturing of its products and agreements that allow the Company to use intellectual property owned by other companies; however, there can be no guarantee that the Company will be able to extend or renew these agreements on similar terms, or at all. Therefore, the Company remains subject to significant risks of supply shortages, intellectual property litigation risk as well as potential price increases that can materially adversely affect its financial condition and operating results.

The Company also uses some custom components that are not common to the rest of the industry, and new products introduced by the Company often utilize custom components available from only one source for a period of time. When a component or product uses new technologies, initial capacity constraints may exist until the suppliers’ yields have matured or manufacturing capacity has increased. If the Company’s supply of components for a new or existing product were delayed or constrained the Company’s financial condition and operating results could be materially adversely affected. Further, if the Company was not able to find an alternative source for the necessary quantities, the Company’s business and financial performance could also be materially adversely affected. Continued availability of these components at acceptable prices, or at all, may be affected if those suppliers concentrated on the production of common components instead of components customized to meet the Company’s requirements.

Substantially all of the Company’s hardware products are manufactured by outsourcing partners that are located primarily in Europe, Asia or Mexico. A significant concentration of this manufacturing is currently performed by a small number of outsourcing partners. Although the Company works closely with its outsourcing partners on manufacturing schedules, the Company’s operating results could be adversely affected if its outsourcing partners were unable to meet their production commitments.

(e)	Indemnifications

The Company enters into certain agreements that contain indemnification provisions under which the Company could be subject to costs and damages, including in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of the Company’s agreements. To date, the Company has not encountered material costs as a result of such indemnifications.

The Company has entered into indemnification agreements with its directors and executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its directors and executive officers to reduce its exposure to such obligations. The Company has not encountered material costs as a result of such indemnifications in the current year. See the Company’s Management Information Circular for fiscal 2012 for additional information regarding the Company’s indemnification agreements with its directors and executive officers.